ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2020
ACQUISITIONS
Schedule of purchase price was allocation

	RMB	Amortization period
Cash	5,554
Other current assets	4,704
Property, plant and equipment	149	3 years
Intangible assets
Patents	42,495	5 years
Goodwill	67,856
Other non-current assets	261
Other current liabilities	(8,868)
Deferred tax liabilities	(6,374)
Other non-current liabilities	(2,980)
Total	102,797